3. Loans (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Major classifications of loans
	December 31, 2020	December 31, 2019
Real estate loans:
Construction and land development	$94,124	92,596
Single-family residential	272,325	269,475
Single-family residential -
Banco de la Gente non-traditional	26,883	30,793
Commercial	332,971	291,255
Multifamily and farmland	48,880	48,090
Total real estate loans	775,183	732,209

Loans not secured by real estate:
Commercial loans	161,740	100,263
Farm loans	855	1,033
Consumer loans	7,113	8,432
All other loans	3,748	7,937

Total loans	948,639	849,874

Less allowance for loan losses	9,908	6,680

Total net loans	$938,731	843,194

Age analysis of past due loans, by loan type

December 31, 2020

(Dollars in thousands)

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$298	-	298	93,826	94,124	-
Single-family residential	3,660	270	3,930	268,395	272,325	-
Single-family residential -
Banco de la Gente non-traditional	3,566	105	3,671	23,212	26,883	-
Commercial	36	-	36	332,935	332,971	-
Multifamily and farmland	-	-	-	48,880	48,880	-
Total real estate loans	7,560	375	7,935	767,248	775,183	-

Loans not secured by real estate:
Commercial loans	-	-	-	161,740	161,740	-
Farm loans	-	-	-	855	855	-
Consumer loans	45	2	47	7,066	7,113	-
All other loans	-	-	-	3,748	3,748	-
Total loans	$7,605	377	7,982	940,657	948,639	-

December 31, 2019

(Dollars in thousands)

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$803	-	803	91,793	92,596	-
Single-family residential	3,000	126	3,126	266,349	269,475	-
Single-family residential -
Banco de la Gente non-traditional	4,834	413	5,247	25,546	30,793	-
Commercial	504	176	680	290,575	291,255	-
Multifamily and farmland	-	-	-	48,090	48,090	-
Total real estate loans	9,141	715	9,856	722,353	732,209	-

Loans not secured by real estate:
Commercial loans	432	-	432	99,831	100,263	-
Farm loans	-	-	-	1,033	1,033	-
Consumer loans	170	22	192	8,240	8,432	-
All other loans	-	-	-	7,937	7,937	-
Total loans	$9,743	737	10,480	839,394	849,874	-

Non-accrual loans
	December 31, 2020	December 31, 2019
Real estate loans:
Construction and land development	$-	-
Single-family residential	1,266	1,378
Single-family residential -
Banco de la Gente non-traditional	1,709	1,764
Commercial	440	256
Multifamily and farmland	117	-
Total real estate loans	3,532	3,398

Loans not secured by real estate:
Commercial loans	212	122
Consumer loans	14	33
Total	$3,758	3,553

Impaired loans

December 31, 2020

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$108	-	108	108	4	134	8
Single-family residential	5,302	379	4,466	4,845	33	4,741	262
Single-family residential -
Banco de la Gente non-traditional	13,417	-	12,753	12,753	862	13,380	798
Commercial	2,999	1,082	1,891	2,973	14	2,940	139
Multifamily and farmland	119	-	117	117	-	29	6
Total impaired real estate loans	21,945	1,461	19,335	20,796	913	21,224	1,213

Loans not secured by real estate:
Commercial loans	515	211	244	455	5	564	32
Consumer loans	41	-	37	37	1	60	5
Total impaired loans	$22,501	1,672	19,616	21,288	919	21,848	1,250

December 31, 2019

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$183	-	183	183	7	231	12
Single-family residential	5,152	403	4,243	4,646	36	4,678	269
Single-family residential -
Banco de la Gente non-traditional	15,165	-	14,371	14,371	944	14,925	956
Commercial	1,879	-	1,871	1,871	7	1,822	91
Total impaired real estate loans	22,379	403	20,668	21,071	994	21,656	1,328

Loans not secured by real estate:
Commercial loans	180	92	84	176	-	134	9
Consumer loans	100	-	96	96	2	105	7
Total impaired loans	$22,659	495	20,848	21,343	996	21,895	1,344

December 31, 2018

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$281	-	279	279	5	327	19
Single-family residential	5,059	422	4,188	4,610	32	6,271	261
Single-family residential -
Banco de la Gente non-traditional	16,424	-	15,776	15,776	1,042	14,619	944
Commercial	1,995	-	1,925	1,925	17	2,171	111
Total impaired real estate loans	23,759	422	22,168	22,590	1,096	23,388	1,335

Loans not secured by real estate:
Commercial loans	251	89	1	90	-	96	-
Consumer loans	116	-	113	113	2	137	7
Total impaired loans	$24,126	511	22,282	22,793	1,098	23,621	1,342

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis
	Fair Value Measurements December 31, 2020	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$9,139	-	-	9,139
Impaired loans	$20,369	-	-	20,369
Other real estate	$128	-	-	128

	Fair Value Measurements December 31, 2019	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$4,417	-	-	4,417
Impaired loans	$20,347	-	-	20,347
Other real estate	$-	-	-	-

	Fair Value December 31, 2020	Fair Value December 31, 2019	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$9,139	4,417	Rate lock commitment	N/A	N/A
Impaired loans	$20,369	20,347	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$128	-	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

Changes in the allowance for loan losses
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680
Charge-offs	(5)	(65)	-	(7)	-	(903)	-	(434)	-	(1,414)
Recoveries	36	70	-	70	-	34	-	173	-	383
Provision	471	564	(21)	844	2	1,526	-	251	622	4,259
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Ending balance: individually
evaluated for impairment	$1	4	844	8	-	-	-	-	-	857
Ending balance: collectively
evaluated for impairment	1,195	1,839	208	2,204	122	1,345	-	128	2,010	9,051
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Loans:
Ending balance	$94,124	272,325	26,883	332,971	48,880	161,740	855	10,861	-	948,639

Ending balance: individually
evaluated for impairment	$7	1,558	11,353	2,118	-	212	-	-	-	15,248
Ending balance: collectively
evaluated for impairment	$94,117	270,767	15,530	330,853	48,880	161,528	855	10,861	-	933,391

Changes in the allowance for loan losses for the year ended December 31, 2019 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445
Charge-offs	(21)	(42)	-	(1)	-	(389)	-	(623)	-	(1,076)
Recoveries	45	66	-	49	-	83	-	205	-	448
Provision	(143)	(75)	(104)	(21)	37	368	-	395	406	863
Ending balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680

Ending balance: individually
evaluated for impairment	$2	6	925	4	-	-	-	-	-	937
Ending balance: collectively
evaluated for impairment	692	1,268	148	1,301	120	688	-	138	1,388	5,743
Ending balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680

Loans:
Ending balance	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	16,369	-	849,874

Ending balance: individually
evaluated for impairment	$10	1,697	12,899	1,365	-	92	-	-	-	16,063
Ending balance: collectively
evaluated for impairment	$92,586	267,778	17,894	289,890	48,090	100,171	1,033	16,369	-	833,811

Changes in the allowance for loan losses for the year ended December 31, 2018 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366
Charge-offs	(53)	(116)	-	(453)	(5)	(54)	-	(452)	-	(1,133)
Recoveries	10	106	-	105	1	32	-	168	-	422
Provision	52	(477)	(103)	433	15	74	-	290	506	790
Ending balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445

Ending balance: individually
evaluated for impairment	$-	-	1,023	15	-	-	-	-	-	1,038
Ending balance: collectively
evaluated for impairment	813	1,325	154	1,263	83	626	-	161	982	5,407
Ending balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445

Loans:
Ending balance	$94,178	252,983	34,261	270,055	33,163	97,465	926	20,992	-	804,023

Ending balance: individually
evaluated for impairment	$96	1,779	14,310	1,673	-	89	-	-	-	17,947
Ending balance: collectively
evaluated for impairment	$94,082	251,204	19,951	268,382	33,163	97,376	926	20,992	-	786,076

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2020
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$228	9,867	-	-	-	406	-	678	-	11,179
2- High Quality	9,092	121,331	-	40,569	22	19,187	-	2,237	1,563	194,001
3- Good Quality	76,897	115,109	10,170	241,273	44,890	128,727	832	3,826	1,477	623,201
4- Management Attention	4,917	20,012	12,312	39,370	3,274	11,571	23	336	708	92,523
5- Watch	2,906	2,947	1,901	10,871	694	1,583	-	6	-	20,908
6- Substandard	84	3,059	2,500	888	-	266	-	30	-	6,827
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$94,124	272,325	26,883	332,971	48,880	161,740	855	7,113	3,748	948,639

December 31, 2019
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	8,819	-	-	-	330	-	693	-	9,842
2- High Quality	32,029	128,757	-	21,829	256	20,480	-	2,708	1,860	207,919
3- Good Quality	52,009	107,246	12,103	231,003	42,527	72,417	948	4,517	5,352	528,122
4- Management Attention	5,487	18,409	13,737	35,095	4,764	6,420	85	458	725	85,180
5- Watch	3,007	3,196	2,027	3,072	543	492	-	8	-	12,345
6- Substandard	64	3,048	2,926	256	-	124	-	48	-	6,466
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	8,432	7,937	849,874